NATIONWIDE

MULTI-FLEX

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Multi-Flex Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,212,340 shares (cost $33,433,337)	$ 35,739,784
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
475,578 shares (cost $12,203,418)	14,224,538
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)
317,001 shares (cost $14,292,264)	12,106,285
Federated NVIT High Income Bond Fund - Class I (HIBF)
97,609 shares (cost $652,442)	638,365
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
30,702 shares (cost $241,378)	239,165
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
5,213 shares (cost $54,942)	51,817
NVIT Fund - Class I (TRF)
6,673,808 shares (cost $66,265,750)	60,397,959
NVIT Government Bond Fund - Class I (GBF)
2,055,462 shares (cost $24,105,354)	24,521,660
American Century NVIT Growth Fund - Class I (CAF)
322,901 shares (cost $3,798,207)	4,443,119
NVIT Money Market Fund - Class I (SAM)
8,390,182 shares (cost $8,390,182)	8,390,182
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
9,141 shares (cost $85,809)	85,287
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
626,982 shares (cost $4,802,687)	6,388,943
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,909,041 shares (cost $15,960,198)	18,956,778
NVIT Large Cap Growth Fund - Class I (NVOLG1)
3,800 shares (cost $53,089)	55,824
VP Balanced Fund - Class I (ACVB)
549,428 shares (cost $3,582,549)	3,576,779
VP Capital Appreciation Fund - Class I (ACVCA)
314,700 shares (cost $2,966,419)	4,160,334
VP Income & Growth Fund - Class I (ACVIG)
530,525 shares (cost $3,502,214)	3,257,426
Appreciation Portfolio - Initial Shares (DCAP)
160,404 shares (cost $5,612,848)	6,095,336
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
1,097,733 shares (cost $38,770,278)	28,826,472
Quality Bond Portfolio - Initial Shares (DQBP)
464,778 shares (cost $5,135,977)	5,540,157
Contrafund Portfolio - Service Class 2 (FC2)
174,035 shares (cost $3,837,260)	3,940,156
Equity-Income Portfolio - Initial Class (FEIP)
2,295,457 shares (cost $51,104,736)	42,902,085
High Income Portfolio - Initial Class (FHIP)
2,164,236 shares (cost $12,362,329)	11,665,235
Templeton Foreign Securities Fund - Class 1 (TIF)
1,263,775 shares (cost $16,822,069)	16,151,044
Balanced Portfolio - I Class Shares (AMBP)
963,568 shares (cost $9,337,677)	10,107,830
Real Return Portfolio - Administrative Class (PMVRRA)
166,470 shares (cost $2,238,103)	2,322,255
Total Return Portfolio - Administrative Class (PMVTRA)
377,464 shares (cost $4,137,601)	4,159,655

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

V.I. Capital Appreciation Fund - Series I (AVCA)
67,900 shares (cost $1,598,170)	1,454,422
V.I. Global Health Care Fund - Series I (IVHS)
12,556 shares (cost $221,466)	218,099
V.I. Global Real Estate Fund - Series I (IVRE)
64,949 shares (cost $780,948)	788,482
V.I. International Growth Fund - Series I (AVIE)
70,266 shares (cost $1,830,043)	1,852,920
Micro-Cap Portfolio - Investment Class (ROCMC)
143,812 shares (cost $1,342,659)	1,497,085
Series D (Global Series) (SBLD)
42,901 shares (cost $386,203)	370,238
Series J (Mid Cap Growth Series) (SBLJ)
14,373 shares (cost $348,830)	413,236
Series N (Managed Asset Allocation Series) (SBLN)
14,315 shares (cost $253,006)	286,594
Series O (All Cap Value Series) (SBLO)
88,516 shares (cost $1,691,354)	1,889,811
Series P (High Yield Series) (SBLP)
30,365 shares (cost $738,962)	812,863
Series Q (Small Cap Value Series) (SBLQ)
41,951 shares (cost $1,117,767)	1,346,202
Series V (Mid Cap Value Series) (SBLV)
62,734 shares (cost $2,914,492)	3,353,124
Series X (Small Cap Growth Series) (SBLX)
21,155 shares (cost $332,666)	391,787
Series Y (Select 25 Series) (SBLY)
5,587 shares (cost $49,478)	53,188

Total Investments	$343,672,521

Accounts Payable	(28,380)

$343,644,141

Contract Owners’ Equity:
Accumulation units	343,558,200
Contracts in payout (annuitization) period (note 1f)	85,941

Total Contract Owners’ Equity (note 5)	$343,644,141

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	Total	DSIF	DSRG	JAIG	HIBF	NVNMO1	NVNSR1	TRF
Investment Activity:
Reinvested dividends	$5,827,890	694,415	141,741	81,566	55,578	1,644	423	747,221
Mortality and expense risk charges (note 2)	(4,780,429)	(482,936)	(195,266)	(217,851)	(8,827)	(3,508)	(731)	(837,287)

Net investment income (loss)	1,047,461	211,479	(53,525)	(136,285)	46,751	(1,864)	(308)	(90,066)

Realized gain (loss) on investments	437,174	243,912	263,698	1,757,818	29,208	2,399	(2,585)	(1,631,306)
Change in unrealized gain (loss) on investments	(16,505,144)	(417,430)	(227,366)	(8,243,913)	(54,615)	(39,722)	(2,912)	1,303,946

Net gain (loss) on investments	(16,067,970)	(173,518)	36,332	(6,486,095)	(25,407)	(37,323)	(5,497)	(327,360)

Reinvested capital gains	714,414	257,658	-	170,102	-	2,239	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,306,095)	295,619	(17,193)	(6,452,278)	21,344	(36,948)	(5,805)	(417,426)

	GBF	CAF	SAM	NVMLG1	NVMMG1	NVMMV2	NVOLG1	ACVB
Investment Activity:
Reinvested dividends	$740,860	27,955	3	6	-	169,484	374	69,835
Mortality and expense risk charges (note 2)	(329,368)	(62,712)	(122,012)	(1,146)	(90,710)	(266,520)	(642)	(46,675)

Net investment income (loss)	411,492	(34,757)	(122,009)	(1,140)	(90,710)	(97,036)	(268)	23,160

Realized gain (loss) on investments	(52,264)	186,886	-	11,538	339,357	690,099	1,303	(45,883)
Change in unrealized gain (loss) on investments	1,028,026	(252,759)	-	(14,646)	(620,097)	(1,398,425)	(2,974)	166,095

Net gain (loss) on investments	975,762	(65,873)	-	(3,108)	(280,740)	(708,326)	(1,671)	120,212

Reinvested capital gains	73,853	-	-	-	-	86,302	221	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,461,107	(100,630)	(122,009)	(4,248)	(371,450)	(719,060)	(1,718)	143,372

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	ACVCA	ACVIG	DCAP	DSC	DQBP	FC2	FEIP	FHIP
Investment Activity:
Reinvested dividends	$-	52,849	102,631	137,731	209,463	33,058	1,115,968	810,646
Mortality and expense risk charges (note 2)	(61,424)	(43,035)	(76,538)	(422,662)	(72,186)	(52,112)	(582,141)	(155,372)

Net investment income (loss)	(61,424)	9,814	26,093	(284,931)	137,277	(19,054)	533,827	655,274

Realized gain (loss) on investments	149,549	(43,015)	80,873	(1,075,023)	47,767	(190,390)	(951,067)	(54,795)
Change in unrealized gain (loss) on investments	(436,688)	106,212	349,000	(3,888,533)	132,475	36,130	360,672	(266,766)

Net gain (loss) on investments	(287,139)	63,197	429,873	(4,963,556)	180,242	(154,260)	(590,395)	(321,561)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(348,563)	73,011	455,966	(5,248,487)	317,519	(173,314)	(56,568)	333,713

	TIF	AMBP	PMVRRA	PMVTRA	AVCA	IVHS	IVRE	AVIE
Investment Activity:
Reinvested dividends	$362,943	32,503	36,572	99,829	2,481	-	29,948	29,549
Mortality and expense risk charges (note 2)	(236,198)	(139,720)	(22,739)	(47,775)	(21,165)	(3,076)	(10,122)	(24,382)

Net investment income (loss)	126,745	(107,217)	13,833	52,054	(18,684)	(3,076)	19,826	5,167

Realized gain (loss) on investments	314,353	175,180	88,537	28,800	32,788	29,381	(100,679)	(52,567)
Change in unrealized gain (loss) on investments	(2,564,907)	(236,138)	(3,428)	(55,244)	(158,790)	(31,024)	15,712	(98,943)

Net gain (loss) on investments	(2,250,554)	(60,958)	85,109	(26,444)	(126,002)	(1,643)	(84,967)	(151,510)

Reinvested capital gains	-	-	65,886	58,153	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,123,809)	(168,175)	164,828	83,763	(144,686)	(4,719)	(65,141)	(146,343)

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Investment Activity:
Reinvested dividends	$40,614	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(22,346)	(6,182)	(5,968)	(3,725)	(23,169)	(9,711)	(19,020)	(47,493)

Net investment income (loss)	18,268	(6,182)	(5,968)	(3,725)	(23,169)	(9,711)	(19,020)	(47,493)

Realized gain (loss) on investments	(50,530)	(38,393)	13,228	2,081	(3,405)	50,378	65,200	79,654
Change in unrealized gain (loss) on investments	(214,684)	(38,847)	(35,160)	1,036	(67,295)	(51,841)	(158,857)	(360,289)

Net gain (loss) on investments	(265,214)	(77,240)	(21,932)	3,117	(70,700)	(1,463)	(93,657)	(280,635)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(246,946)	(83,422)	(27,900)	(608)	(93,869)	(11,174)	(112,677)	(328,128)

	SBLX	SBLY
Investment Activity:
Reinvested dividends	$-	-
Mortality and expense risk charges (note 2)	(5,290)	(687)

Net investment income (loss)	(5,290)	(687)

Realized gain (loss) on investments	43,607	1,482
Change in unrealized gain (loss) on investments	(59,005)	(3,150)

Net gain (loss) on investments	(15,398)	(1,668)

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,688)	(2,355)

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		DSIF		DSRG		JAIG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,047,461	1,259,198	211,479	207,475	(53,525)	(59,000)	(136,285)	(112,234)
Realized gain (loss) on investments	437,174	(4,870,380)	243,912	(330,006)	263,698	(8,941)	1,757,818	2,030,339
Change in unrealized gain (loss) on investments	(16,505,144)	52,302,071	(417,430)	4,962,395	(227,366)	2,022,539	(8,243,913)	2,255,145
Reinvested capital gains	714,414	2,171,669	257,658	-	-	-	170,102	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,306,095)	50,862,558	295,619	4,839,864	(17,193)	1,954,598	(6,452,278)	4,173,250

Equity transactions:
Purchase payments received from contract owners (note 3)	7,558,334	8,672,626	839,399	996,392	344,426	445,942	345,020	341,507
Transfers between funds	(3,154,196)	(3,423,111)	(1,142,146)	(604,455)	(451,018)	(227,247)	(1,047,297)	(404,618)
Redemptions (note 3)	(45,588,283)	(45,213,049)	(4,407,618)	(4,384,765)	(1,886,423)	(1,912,176)	(2,033,089)	(2,166,078)
Annuity benefits	(16,741)	(43,338)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(266,327)	(279,337)	(21,310)	(21,629)	(7,997)	(7,926)	(8,799)	(10,064)
Contingent deferred sales charges (note 2)	(381,925)	(414,961)	(45,910)	(48,561)	(24,757)	(26,707)	(14,008)	(16,332)
Adjustments to maintain reserves	(6,157)	12,295	10,576	(3,754)	(3,300)	1,682	(985)	936

Net equity transactions	(41,855,295)	(40,688,875)	(4,767,009)	(4,066,772)	(2,029,069)	(1,726,432)	(2,759,158)	(2,254,649)

Net change in contract owners’ equity	(56,161,390)	10,173,683	(4,471,390)	773,092	(2,046,262)	228,166	(9,211,436)	1,918,601
Contract owners’ equity beginning of period	399,805,531	389,631,848	40,216,683	39,443,591	16,268,592	16,040,426	21,317,356	19,398,755

Contract owners’ equity end of period	$343,644,141	399,805,531	35,745,293	40,216,683	14,222,330	16,268,592	12,105,920	21,317,356

CHANGES IN UNITS:
Beginning units	16,452,805	18,184,172	1,380,108	1,534,085	704,270	786,996	573,356	645,335
Units purchased	1,332,805	1,411,291	48,188	63,080	22,208	32,521	32,853	60,573
Units redeemed	(2,940,189)	(3,142,658)	(208,720)	(217,057)	(108,116)	(115,247)	(119,832)	(132,552)

Ending units	14,845,421	16,452,805	1,219,576	1,380,108	618,362	704,270	486,377	573,356

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	HIBF		NVNMO1		NVNSR1		TRF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$46,751	58,505	(1,864)	(3,128)	(308)	169	(90,066)	(190,569)
Realized gain (loss) on investments	29,208	(41,471)	2,399	12,645	(2,585)	1,192	(1,631,306)	(3,463,930)
Change in unrealized gain (loss) on investments	(54,615)	70,248	(39,722)	4,874	(2,912)	(613)	1,303,946	11,086,745
Reinvested capital gains	-	-	2,239	23,755	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,344	87,282	(36,948)	38,146	(5,805)	748	(417,426)	7,432,246

Equity transactions:
Purchase payments received from contract owners (note 3)	16,628	20,344	9,387	12,459	1,439	87	632,846	809,373
Transfers between funds	(104,203)	141,424	9,580	(47,767)	14,061	37,977	(827,150)	(1,765,664)
Redemptions (note 3)	(159,006)	(167,692)	(29,770)	(51,570)	(598)	(9,367)	(6,884,198)	(7,014,102)
Annuity benefits	-	-	-	-	-	-	(7,422)	(23,537)
Contract maintenance charges (note 2)	(365)	(424)	(140)	(148)	(29)	(3)	(72,391)	(78,674)
Contingent deferred sales charges (note 2)	(653)	(820)	(214)	(234)	(33)	(1)	(40,878)	(46,944)
Adjustments to maintain reserves	45	126	-	(174)	(2)	2	12,357	17,071

Net equity transactions	(247,554)	(7,042)	(11,157)	(87,434)	14,838	28,695	(7,186,836)	(8,102,477)

Net change in contract owners’ equity	(226,210)	80,240	(48,105)	(49,288)	9,033	29,443	(7,604,262)	(670,231)
Contract owners’ equity beginning of period	864,689	784,449	287,271	336,559	42,777	13,334	68,010,679	68,680,910

Contract owners’ equity end of period	$638,479	864,689	239,166	287,271	51,810	42,777	60,406,417	68,010,679

CHANGES IN UNITS:
Beginning units	49,838	50,503	32,460	43,371	4,410	1,677	732,447	828,101
Units purchased	7,043	21,417	2,820	2,335	8,301	4,414	14,527	31,378
Units redeemed	(20,971)	(22,082)	(4,300)	(13,246)	(7,122)	(1,681)	(91,039)	(127,032)

Ending units	35,910	49,838	30,980	32,460	5,589	4,410	655,935	732,447

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GBF		CAF		SAM		NVMLG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$411,492	460,360	(34,757)	(28,671)	(122,009)	(147,258)	(1,140)	(1,051)
Realized gain (loss) on investments	(52,264)	51,064	186,886	195,322	-	-	11,538	5,299
Change in unrealized gain (loss) on investments	1,028,026	(532,387)	(252,759)	541,618	-	-	(14,646)	7,176
Reinvested capital gains	73,853	1,010,985	-	-	-	-	-	4,258

Net increase (decrease) in contract owners’ equity resulting from operations	1,461,107	990,022	(100,630)	708,269	(122,009)	(147,258)	(4,248)	15,682

Equity transactions:
Purchase payments received from contract owners (note 3)	251,563	333,284	48,874	25,734	150,196	609,242	3,985	3,899
Transfers between funds	(518,973)	(229,790)	94,627	293,225	1,458,600	883,945	12,298	32,038
Redemptions (note 3)	(3,550,801)	(3,142,049)	(439,085)	(442,661)	(3,580,604)	(3,719,523)	(32,336)	(19,792)
Annuity benefits	(1,296)	(1,308)	-	(1,740)	(7,419)	(13,749)	-	-
Contract maintenance charges (note 2)	(24,768)	(27,895)	(7,974)	(8,482)	(9,842)	(11,436)	(46)	(44)
Contingent deferred sales charges (note 2)	(15,391)	(15,538)	(1,133)	(341)	(5,942)	(8,964)	(52)	(43)
Adjustments to maintain reserves	1,559	752	(46)	(13)	1,126	(4,807)	49	(37)

Net equity transactions	(3,858,107)	(3,082,544)	(304,737)	(134,278)	(1,993,885)	(2,265,292)	(16,102)	16,021

Net change in contract owners’ equity	(2,397,000)	(2,092,522)	(405,367)	573,991	(2,115,894)	(2,412,550)	(20,350)	31,703
Contract owners’ equity beginning of period	26,919,429	29,011,951	4,848,428	4,274,437	10,484,767	12,897,317	105,639	73,936

Contract owners’ equity end of period	$24,522,429	26,919,429	4,443,061	4,848,428	8,368,873	10,484,767	85,289	105,639

CHANGES IN UNITS:
Beginning units	492,428	548,861	249,414	258,697	405,986	492,641	11,470	9,149
Units purchased	13,151	26,043	16,919	29,995	150,553	212,549	6,966	5,958
Units redeemed	(81,863)	(82,476)	(33,157)	(39,278)	(227,329)	(299,204)	(8,777)	(3,637)

Ending units	423,716	492,428	233,176	249,414	329,210	405,986	9,659	11,470

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMMG1		NVMMV2		NVOLG1		ACVB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(90,710)	(87,619)	(97,036)	14,081	(268)	(417)	23,160	22,407
Realized gain (loss) on investments	339,357	147,444	690,099	385,648	1,303	178	(45,883)	(77,273)
Change in unrealized gain (loss) on investments	(620,097)	1,554,526	(1,398,425)	2,177,675	(2,974)	3,211	166,095	414,798
Reinvested capital gains	-	-	86,302	1,013,606	221	252	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(371,450)	1,614,351	(719,060)	3,591,010	(1,718)	3,224	143,372	359,932

Equity transactions:
Purchase payments received from contract owners (note 3)	119,434	129,289	435,265	508,844	5,500	5,060	43,216	61,364
Transfers between funds	(296,019)	(102,777)	(685,514)	(485,517)	11,032	665	30,796	18,972
Redemptions (note 3)	(803,059)	(703,403)	(2,790,924)	(2,303,957)	(2,495)	-	(376,107)	(471,756)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,687)	(3,566)	(10,858)	(10,943)	(26)	(18)	(2,674)	(2,796)
Contingent deferred sales charges (note 2)	(9,232)	(9,806)	(26,945)	(28,134)	(22)	(20)	(2,566)	(2,751)
Adjustments to maintain reserves	(3,346)	2,180	(8,616)	(1,914)	35	(30)	(284)	61

Net equity transactions	(995,909)	(688,083)	(3,087,592)	(2,321,621)	14,024	5,657	(307,619)	(396,906)

Net change in contract owners’ equity	(1,367,359)	926,268	(3,806,652)	1,269,389	12,306	8,881	(164,247)	(36,974)
Contract owners’ equity beginning of period	7,752,201	6,825,933	22,750,850	21,481,461	43,535	34,654	3,740,450	3,777,424

Contract owners’ equity end of period	$6,384,842	7,752,201	18,944,198	22,750,850	55,841	43,535	3,576,203	3,740,450

CHANGES IN UNITS:
Beginning units	792,662	873,956	2,232,677	2,489,175	3,132	2,676	295,694	329,045
Units purchased	29,774	35,028	72,087	89,069	1,569	576	14,687	24,288
Units redeemed	(131,437)	(116,322)	(375,621)	(345,567)	(540)	(120)	(38,430)	(57,639)

Ending units	690,999	792,662	1,929,143	2,232,677	4,161	3,132	271,951	295,694

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVCA		ACVIG		DCAP		DSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(61,424)	(55,800)	9,814	8,683	26,093	56,715	(284,931)	(165,546)
Realized gain (loss) on investments	149,549	120,609	(43,015)	(85,339)	80,873	64,221	(1,075,023)	(1,593,492)
Change in unrealized gain (loss) on investments	(436,688)	1,075,661	106,212	496,418	349,000	653,572	(3,888,533)	10,556,734
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(348,563)	1,140,470	73,011	419,762	455,966	774,508	(5,248,487)	8,797,696

Equity transactions:
Purchase payments received from contract owners (note 3)	4,830	3,754	73,372	94,065	154,703	193,343	857,552	942,274
Transfers between funds	(26,698)	(28,187)	91,218	(175,707)	171,398	(116,788)	(871,449)	(665,169)
Redemptions (note 3)	(278,700)	(383,245)	(554,467)	(477,642)	(880,653)	(745,331)	(3,417,888)	(3,286,242)
Annuity benefits	(553)	(1,924)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,115)	(6,331)	(1,749)	(1,808)	(3,109)	(3,036)	(17,168)	(16,732)
Contingent deferred sales charges (note 2)	-	(108)	(3,675)	(3,999)	(9,139)	(7,598)	(55,677)	(58,877)
Adjustments to maintain reserves	(6,908)	962	(707)	-	(85)	1,429	2,246	(6,248)

Net equity transactions	(314,144)	(415,079)	(396,008)	(565,091)	(566,885)	(677,981)	(3,502,384)	(3,090,994)

Net change in contract owners’ equity	(662,707)	725,391	(322,997)	(145,329)	(110,919)	96,527	(8,750,871)	5,706,702
Contract owners’ equity beginning of period	4,823,312	4,097,921	3,581,325	3,726,654	6,207,645	6,111,118	37,576,224	31,869,522

Contract owners’ equity end of period	$4,160,605	4,823,312	3,258,328	3,581,325	6,096,726	6,207,645	28,825,353	37,576,224

CHANGES IN UNITS:
Beginning units	147,740	162,639	261,412	306,469	399,463	447,701	1,678,257	1,842,173
Units purchased	1,214	2,193	19,670	16,681	44,699	29,539	67,042	76,432
Units redeemed	(10,624)	(17,092)	(47,342)	(61,738)	(79,525)	(77,777)	(231,364)	(240,348)

Ending units	138,330	147,740	233,740	261,412	364,637	399,463	1,513,935	1,678,257

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DQBP		FC2		FEIP		FHIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$137,277	162,831	(19,054)	(8,604)	533,827	244,715	655,274	782,576
Realized gain (loss) on investments	47,767	13,441	(190,390)	(398,482)	(951,067)	(1,663,844)	(54,795)	(48,114)
Change in unrealized gain (loss) on investments	132,475	247,529	36,130	960,083	360,672	7,343,993	(266,766)	713,766
Reinvested capital gains	-	-	-	1,732	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	317,519	423,801	(173,314)	554,729	(56,568)	5,924,864	333,713	1,448,228

Equity transactions:
Purchase payments received from contract owners (note 3)	155,218	129,677	199,606	153,502	1,139,185	1,055,333	237,914	270,560
Transfers between funds	(79,324)	41,539	268,385	256,657	(1,076,604)	(707,705)	(290,053)	(150,977)
Redemptions (note 3)	(792,192)	(911,265)	(433,339)	(540,887)	(5,261,805)	(4,873,141)	(1,201,451)	(1,601,678)
Annuity benefits	-	-	-	-	-	(943)	-	-
Contract maintenance charges (note 2)	(2,932)	(3,151)	(2,132)	(1,908)	(26,960)	(27,403)	(6,350)	(6,424)
Contingent deferred sales charges (note 2)	(6,173)	(7,777)	(2,922)	(3,032)	(49,188)	(55,850)	(17,960)	(19,468)
Adjustments to maintain reserves	(638)	775	(32)	(1,441)	(3,866)	3,115	(1,686)	(3,120)

Net equity transactions	(726,041)	(750,202)	29,566	(137,109)	(5,279,238)	(4,606,594)	(1,279,586)	(1,511,107)

Net change in contract owners’ equity	(408,522)	(326,401)	(143,748)	417,620	(5,335,806)	1,318,270	(945,873)	(62,879)
Contract owners’ equity beginning of period	5,948,563	6,274,964	4,082,156	3,664,536	48,236,094	46,917,824	12,608,138	12,671,017

Contract owners’ equity end of period	$5,540,041	5,948,563	3,938,408	4,082,156	42,900,288	48,236,094	11,662,265	12,608,138

CHANGES IN UNITS:
Beginning units	315,909	356,513	367,397	380,484	1,696,082	1,875,058	658,388	743,170
Units purchased	20,447	38,031	72,944	70,673	65,328	70,058	30,167	35,463
Units redeemed	(57,822)	(78,635)	(70,911)	(83,760)	(247,651)	(249,034)	(95,358)	(120,245)

Ending units	278,534	315,909	369,430	367,397	1,513,759	1,696,082	593,197	658,388

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TIF		AMBP		PMVRRA		PMVTRA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$126,745	158,660	(107,217)	(30,936)	13,833	2,441	52,054	39,102
Realized gain (loss) on investments	314,353	174,208	175,180	3,393	88,537	10,438	28,800	43,736
Change in unrealized gain (loss) on investments	(2,564,907)	992,737	(236,138)	1,780,236	(3,428)	61,070	(55,244)	27,648
Reinvested capital gains	-	-	-	-	65,886	13,177	58,153	103,904

Net increase (decrease) in contract owners’ equity resulting from operations	(2,123,809)	1,325,605	(168,175)	1,752,693	164,828	87,126	83,763	214,390

Equity transactions:
Purchase payments received from contract owners (note 3)	366,874	420,312	154,552	184,256	130,042	129,204	127,669	143,567
Transfers between funds	(171,679)	(425,150)	(168,556)	(90,787)	731,087	218,810	749,649	656,730
Redemptions (note 3)	(1,993,507)	(2,083,352)	(1,183,201)	(1,024,472)	(232,847)	(204,033)	(378,820)	(479,901)
Annuity benefits	-	-	(51)	(137)	-	-	-	-
Contract maintenance charges (note 2)	(9,541)	(9,828)	(8,357)	(8,622)	(910)	(720)	(1,916)	(1,710)
Contingent deferred sales charges (note 2)	(22,066)	(25,187)	(11,115)	(11,893)	(1,259)	(954)	(2,888)	(2,416)
Adjustments to maintain reserves	(1,712)	3,080	(507)	(326)	1,038	(542)	(266)	1,311

Net equity transactions	(1,831,631)	(2,120,125)	(1,217,235)	(951,981)	627,151	141,765	493,428	317,581

Net change in contract owners’ equity	(3,955,440)	(794,520)	(1,385,410)	800,712	791,979	228,891	577,191	531,971
Contract owners’ equity beginning of period	20,107,276	20,901,796	11,492,581	10,691,869	1,531,493	1,302,602	3,585,177	3,053,206

Contract owners’ equity end of period	$16,151,836	20,107,276	10,107,171	11,492,581	2,323,472	1,531,493	4,162,368	3,585,177

CHANGES IN UNITS:
Beginning units	768,334	856,838	460,032	501,931	120,971	109,739	259,980	236,312
Units purchased	28,977	31,085	11,745	17,895	98,211	44,626	95,709	96,880
Units redeemed	(99,004)	(119,589)	(59,247)	(59,794)	(52,743)	(33,394)	(60,517)	(73,212)

Ending units	698,307	768,334	412,530	460,032	166,439	120,971	295,172	259,980

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AVCA		IVHS		IVRE		AVIE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(18,684)	(8,609)	(3,076)	(2,750)	19,826	25,114	5,167	19,590
Realized gain (loss) on investments	32,788	19,873	29,381	(9,141)	(100,679)	(166,705)	(52,567)	(104,534)
Change in unrealized gain (loss) on investments	(158,790)	217,639	(31,024)	20,771	15,712	244,902	(98,943)	293,240
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(144,686)	228,903	(4,719)	8,880	(65,141)	103,311	(146,343)	208,296

Equity transactions:
Purchase payments received from contract owners (note 3)	37,581	54,785	8,857	7,884	38,365	35,891	65,700	79,786
Transfers between funds	(57,909)	(77,864)	8,278	57,404	111,073	(6,408)	174,603	(36,794)
Redemptions (note 3)	(221,423)	(150,101)	(19,133)	(14,587)	(53,111)	(85,591)	(277,119)	(380,994)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(855)	(884)	(148)	(110)	(408)	(354)	(989)	(1,009)
Contingent deferred sales charges (note 2)	(1,762)	(2,354)	(147)	(156)	(523)	(574)	(1,968)	(1,813)
Adjustments to maintain reserves	(586)	713	39	48	59	216	(164)	266

Net equity transactions	(244,954)	(175,705)	(2,254)	50,483	95,455	(56,820)	(39,937)	(340,558)

Net change in contract owners’ equity	(389,640)	53,198	(6,973)	59,363	30,314	46,491	(186,280)	(132,262)
Contract owners’ equity beginning of period	1,844,320	1,791,122	225,203	165,840	758,600	712,109	2,039,391	2,171,653

Contract owners’ equity end of period	$1,454,680	1,844,320	218,230	225,203	788,914	758,600	1,853,111	2,039,391

CHANGES IN UNITS:
Beginning units	179,236	198,489	20,788	15,908	77,016	83,877	113,552	134,717
Units purchased	6,535	11,552	13,579	9,596	27,829	11,874	30,913	12,517
Units redeemed	(30,190)	(30,805)	(14,731)	(4,716)	(18,055)	(18,735)	(32,359)	(33,682)

Ending units	155,581	179,236	19,636	20,788	86,790	77,016	112,106	113,552

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ROCMC		SBLD		SBLJ		SBLN
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$18,268	10,155	(6,182)	(6,749)	(5,968)	(4,676)	(3,725)	(4,532)
Realized gain (loss) on investments	(50,530)	(191,926)	(38,393)	(35,572)	13,228	(12,444)	2,081	(9,377)
Change in unrealized gain (loss) on investments	(214,684)	558,063	(38,847)	113,765	(35,160)	97,658	1,036	42,925
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(246,946)	376,292	(83,422)	71,444	(27,900)	80,538	(608)	29,016

Equity transactions:
Purchase payments received from contract owners (note 3)	75,229	63,220	17,574	23,778	14,843	14,182	10,457	16,592
Transfers between funds	35,094	126,137	(88,885)	(5,606)	4,431	83,542	31,662	35,450
Redemptions (note 3)	(126,359)	(197,470)	(37,538)	(78,745)	(63,791)	(35,764)	(74,654)	(138,997)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(903)	(739)	(247)	(270)	(239)	(187)	(149)	(181)
Contingent deferred sales charges (note 2)	(880)	(869)	(350)	(404)	(332)	(372)	(435)	(268)
Adjustments to maintain reserves	403	(622)	(62)	(92)	128	(251)	(181)	72

Net equity transactions	(17,416)	(10,343)	(109,508)	(61,339)	(44,960)	61,150	(33,300)	(87,332)

Net change in contract owners’ equity	(264,362)	365,949	(192,930)	10,105	(72,860)	141,688	(33,908)	(58,316)
Contract owners’ equity beginning of period	1,761,461	1,395,512	563,080	552,975	486,022	344,334	320,224	378,540

Contract owners’ equity end of period	$1,497,099	1,761,461	370,150	563,080	413,162	486,022	286,316	320,224

CHANGES IN UNITS:
Beginning units	139,465	141,676	55,042	61,716	51,870	45,011	28,617	36,928
Units purchased	25,671	37,151	5,038	6,816	16,625	15,575	5,336	5,860
Units redeemed	(28,541)	(39,362)	(16,533)	(13,490)	(21,810)	(8,716)	(8,182)	(14,171)

Ending units	136,595	139,465	43,547	55,042	46,685	51,870	25,771	28,617

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SBLO		SBLP		SBLQ		SBLV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(23,169)	(23,671)	(9,711)	(8,635)	(19,020)	(16,656)	(47,493)	(42,669)
Realized gain (loss) on investments	(3,405)	(33,390)	50,378	108,667	65,200	4,178	79,654	13,036
Change in unrealized gain (loss) on investments	(67,295)	321,716	(51,841)	(13,811)	(158,857)	262,465	(360,289)	571,387
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(93,869)	264,655	(11,174)	86,221	(112,677)	249,987	(328,128)	541,754

Equity transactions:
Purchase payments received from contract owners (note 3)	57,479	69,844	44,500	24,268	90,526	48,130	238,422	198,436
Transfers between funds	217,096	(110,534)	171,016	(118,350)	119,651	49,368	144,819	251,150
Redemptions (note 3)	(188,035)	(281,529)	(105,323)	(100,369)	(225,840)	(221,899)	(567,253)	(378,753)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(927)	(947)	(389)	(345)	(777)	(687)	(1,912)	(1,719)
Contingent deferred sales charges (note 2)	(1,599)	(1,418)	(493)	(478)	(887)	(1,012)	(2,472)	(2,651)
Adjustments to maintain reserves	306	362	49	45	(175)	194	(2,014)	411

Net equity transactions	84,320	(324,222)	109,360	(195,229)	(17,502)	(125,906)	(190,410)	66,874

Net change in contract owners’ equity	(9,549)	(59,567)	98,186	(109,008)	(130,179)	124,081	(518,538)	608,628
Contract owners’ equity beginning of period	1,899,787	1,959,354	714,928	823,936	1,476,319	1,352,238	3,869,647	3,261,019

Contract owners’ equity end of period	$1,890,238	1,899,787	813,114	714,928	1,346,140	1,476,319	3,351,109	3,869,647

CHANGES IN UNITS:
Beginning units	179,564	213,205	49,960	65,600	112,351	123,810	307,847	301,666
Units purchased	50,903	15,922	24,381	20,579	38,689	21,656	69,197	57,351
Units redeemed	(41,254)	(49,563)	(16,755)	(36,219)	(42,218)	(33,115)	(84,882)	(51,170)

Ending units	189,213	179,564	57,586	49,960	108,822	112,351	292,162	307,847

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SBLX		SBLY		SVOF
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,290)	(3,883)	(687)	(718)	-	-
Realized gain (loss) on investments	43,607	(11,672)	1,482	10,342	-	-
Change in unrealized gain (loss) on investments	(59,005)	96,508	(3,150)	(2,554)	-	-
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,688)	80,953	(2,355)	7,070	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	9,495	10,756	611	2,407	-	-
Transfers between funds	81,842	(16,258)	6,985	(8,025)	-	-
Redemptions (note 3)	(39,990)	(28,170)	(3,731)	-	-	-
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(211)	(155)	(28)	(29)	-	-
Contingent deferred sales charges (note 2)	(239)	(199)	(40)	(38)	-	-
Adjustments to maintain reserves	20	(113)	(24)	(6)	-	(24)

Net equity transactions	50,917	(34,139)	3,773	(5,691)	-	(24)

Net change in contract owners’ equity	30,229	46,814	1,418	1,379	-	(24)
Contract owners’ equity beginning of period	361,495	314,681	51,724	50,345	-	24

Contract owners’ equity end of period	$391,724	361,495	53,142	51,724	-	-

CHANGES IN UNITS:
Beginning units	37,695	42,126	5,485	6,147	-	1
Units purchased	18,532	11,057	1,778	5,005	-	-
Units redeemed	(14,025)	(15,488)	(1,292)	(5,667)	-	(1)

Ending units	42,202	37,695	5,971	5,485	-	-

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable annuity Contracts through the Account. The primary distribution for the contracts is through Company agents and an affiliated sales organization; however, other distributors may be utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

JANUS FUNDS

Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Quality Bond Portfolio - Initial Shares (DQBP)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Templeton Foreign Securities Fund - Class 1 (TIF)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Balanced Portfolio - I Class Shares (AMBP)

Partners Portfolio - I Class Shares (AMTP)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

SECURITY BENEFIT LIFE

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)*

*At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount redeemed. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011

following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.25%; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge assessed through a reduction of unit values equal to an annualized rate of 1.25%; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through a reduction of unit values equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $186,986 and $359,284, respectively, and total transfers from the Account to the fixed account were $2,141,330 and $1,219,924, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $350 and $13,250 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$ 343,672,521	$0	$0	$ 343,672,521

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2011 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$1,117,835	$5,425,128
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	207,173	2,285,973
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)	559,620	3,283,547
Federated NVIT High Income Bond Fund - Class I (HIBF)	166,789	367,619
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	23,774	34,548
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	47,439	32,905
NVIT Fund - Class I (TRF)	1,209,540	8,480,420
NVIT Government Bond Fund - Class I (GBF)	1,131,400	4,504,803
American Century NVIT Growth Fund - Class I (CAF)	343,602	683,117
NVIT Money Market Fund - Class I (SAM)	2,990,613	5,106,745
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	51,933	69,221
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	98,031	1,181,085
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	314,144	3,403,190
NVIT Large Cap Growth Fund - Class I (NVOLG1)	21,636	7,692
VP Balanced Fund - Class I (ACVB)	208,465	492,565
VP Capital Appreciation Fund - Class I (ACVCA)	31,607	406,815
VP Income & Growth Fund - Class I (ACVIG)	221,342	606,719
Appreciation Portfolio - Initial Shares (DCAP)	552,390	1,092,883
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	236,621	4,025,174
Quality Bond Portfolio - Initial Shares (DQBP)	425,478	1,013,396
Contrafund Portfolio - Service Class 2 (FC2)	563,982	553,324
Equity-Income Portfolio - Initial Class (FEIP)	1,251,016	5,991,251
High Income Portfolio - Initial Class (FHIP)	1,062,384	1,684,604
Templeton Foreign Securities Fund - Class 1 (TIF)	529,261	2,231,874
Balanced Portfolio - I Class Shares (AMBP)	139,207	1,463,555

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011

Real Return Portfolio - Administrative Class (PMVRRA)	1,214,036	508,120
Total Return Portfolio - Administrative Class (PMVTRA)	1,136,793	532,753
V.I. Capital Appreciation Fund - Series I (AVCA)	32,344	295,349
V.I. Global Health Care Fund - Series I (IVHS)	157,887	163,251
V.I. Global Real Estate Fund - Series I (IVRE)	240,023	124,773
V.I. International Growth Fund - Series I (AVIE)	424,082	458,626
Micro-Cap Portfolio - Investment Class (ROCMC)	298,807	298,308
Series D (Global Series) (SBLD)	35,447	151,060
Series J (Mid Cap Growth Series) (SBLJ)	100,745	151,786
Series N (Managed Asset Allocation Series) (SBLN)	55,651	92,485
Series O (All Cap Value Series) (SBLO)	418,571	357,658
Series P (High Yield Series) (SBLP)	268,926	169,298
Series Q (Small Cap Value Series) (SBLQ)	411,227	447,531
Series V (Mid Cap Value Series) (SBLV)	561,268	797,039
Series X (Small Cap Growth Series) (SBLX)	162,238	116,618
Series Y (Select 25 Series) (SBLY)	16,015	12,902

Total	$ 19,039,342	$ 59,105,710

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	1.30%	1,219,576	$29.30	$ 35,745,293	1.80%	0.56%
2010	1.30%	1,380,108	29.14	40,216,683	1.81%	13.35%
2009	1.30%	1,534,085	25.71	39,443,591	2.43%	24.69%
2008	1.30%	1,708,090	20.62	35,220,811	2.42%	-37.96%
2007	1.30%	1,888,564	33.24	62,775,318	1.72%	3.88%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	1.30%	618,362	23.00	14,222,330	0.91%	-0.41%
2010	1.30%	704,270	23.10	16,268,592	0.88%	13.32%
2009	1.30%	786,996	20.38	16,040,426	0.94%	32.02%
2008	1.30%	861,072	15.44	13,294,940	0.74%	-35.28%
2007	1.30%	936,992	23.85	22,347,303	0.55%	6.38%
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)
2011	1.30%	486,377	24.89	12,105,920	0.47%	-33.05%
2010	1.30%	573,356	37.18	21,317,356	0.69%	23.68%
2009	1.30%	645,335	30.06	19,398,755	0.93%	77.22%
2008	1.30%	721,840	16.96	12,242,415	4.49%	-52.74%
2007	1.30%	758,346	35.89	27,216,991	0.62%	26.64%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	1.30%	35,910	17.78	638,479	7.87%	2.47%
2010	1.30%	49,838	17.35	864,689	8.34%	11.68%
2009	1.30%	50,503	15.53	784,449	9.61%	44.10%
2008	1.30%	56,983	10.78	614,275	8.93%	-28.93%
2007	1.30%	72,263	15.17	1,096,225	7.49%	1.79%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	1.30%	30,980	7.72	239,166	0.59%	-12.77%
2010	1.30%	32,460	8.85	287,271	0.19%	14.05%
2009	1.30%	43,371	7.76	336,559	0.13%	50.97%
2008	1.30%	361	5.14	1,856	0.00%	-48.63%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	1.30%	5,589	9.27	51,810	0.73%	-4.43%
2010	1.30%	4,410	9.70	42,777	2.91%	22.01%
2009	1.30%	1,677	7.95	13,334	0.57%	29.82%
NVIT Fund - Class I (TRF)
2011	1.30%	655,935	89.87 to 92.53	60,335,274	1.14%	-0.78%
2010	1.30%	732,447	90.57 to 93.26	67,919,693	1.01%	11.98%
2009	1.30%	828,101	80.89 to 83.28	68,577,532	1.51%	24.46%
2008	1.30%	923,897	64.99 to 66.92	61,480,606	1.53%	-42.32%
2007	1.30%	1,097,211	112.67 to 116.01	126,569,280	1.05%	6.77%
NVIT Government Bond Fund - Class I (GBF)
2011	1.30%	423,716	57.86 to 57.88	24,516,408	2.89%	5.86%
2010	1.30%	492,428	54.65 to 54.67	26,912,874	2.91%	3.42%
2009	1.30%	548,861	52.84 to 52.86	29,004,723	3.31%	1.35%
2008	1.30%	618,883	52.14 to 52.16	32,269,954	4.08%	6.32%
2007	1.30%	703,984	49.04 to 49.06	34,525,294	4.27%	5.76%
American Century NVIT Growth Fund - Class I (CAF)
2011	1.30%	233,176	19.05	4,443,061	0.58%	-1.98%
2010	1.30%	249,414	19.44	4,848,428	0.64%	17.70%
2009	1.30%	258,697	16.52	4,272,690	0.55%	31.74%
2008	1.30%	283,310	12.54	3,551,960	0.27%	-39.50%
2007	1.30%	329,004	20.72	6,818,385	0.17%	17.98%
NVIT Money Market Fund - Class I (SAM)
2011	1.30%	329,210	25.14 to 27.31	8,360,096	0.00%	-1.30%
2010	1.30%	405,986	25.47 to 27.67	10,469,081	0.00%	-1.30%
2009	1.30%	492,641	25.80 to 28.04	12,868,032	0.04%	-1.26% to - 1.27%
2008	1.30%	589,424	26.13 to 28.40	15,572,313	2.03%	0.73%
2007	1.30%	511,715	25.94 to 28.19	13,452,816	4.66%	3.42%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	1.30%	9,659	8.83	85,289	0.01%	-4.13%
2010	1.30%	11,470	9.21	105,639	0.06%	13.99%
2009	1.30%	9,149	8.08	73,936	0.00%	28.05%
2008	1.30%	1,989	6.31	12,551	0.34%	-36.91%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	1.30%	690,999	9.24	6,384,842	0.00%	-5.47%
2010	1.30%	792,662	9.78	7,752,201	0.00%	25.17%
2009	1.30%	873,956	7.81	6,825,933	0.00%	25.56%
2008	1.30%	1,247	6.22	7,756	0.00%	-37.75%
						(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	1.30%	1,929,143	$9.82	$18,944,198	0.79%	-3.59%
2010	1.30%	2,232,677	10.19	22,750,850	1.33%	18.08%
2009	1.30%	2,489,175	8.63	21,481,461	1.18%	28.81%
2008	1.30%	948	6.70	6,352	1.14%	-33.01%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	1.30%	4,161	13.42	55,841	0.72%	-3.45%
2010	1.30%	3,132	13.90	43,535	0.09%	7.34%
2009	1.30%	2,676	12.95	34,654	0.13%	29.46%
VP Balanced Fund - Class I (ACVB)
2011	1.30%	271,951	13.15	3,576,203	1.89%	3.97%
2010	1.30%	295,694	12.65	3,740,450	1.89%	10.19%
2009	1.30%	329,045	11.48	3,777,424	5.51%	13.98%
2008	1.30%	391,485	10.07	3,942,440	2.72%	-21.37%
2007	1.30%	444,810	12.81	5,697,834	2.14%	3.56%
VP Capital Appreciation Fund - Class I (ACVCA)
2011	1.30%	138,330	30.08	4,160,605	0.00%	-7.72%
2010	1.30%	147,740	32.59	4,815,335	0.00%	29.59%
2009	1.30%	162,639	25.15	4,090,655	1.49%	35.29%
2008	1.30%	481,110	18.59	8,943,975	0.00%	-46.89%
2007	1.30%	551,004	35.00	19,285,372	0.00%	43.90%
VP Income & Growth Fund - Class I (ACVIG)
2011	1.30%	233,740	13.94	3,258,328	1.53%	1.77%
2010	1.30%	261,412	13.70	3,581,325	1.51%	12.66%
2009	1.30%	306,469	12.16	3,726,654	6.28%	16.56%
2008	1.30%	340,781	10.43	3,554,339	2.60%	-35.44%
2007	1.30%	376,866	16.15	6,086,401	1.93%	-1.37%
Appreciation Portfolio - Initial Shares (DCAP)
2011	1.30%	364,637	16.72	6,096,726	1.67%	7.60%
2010	1.30%	399,463	15.54	6,207,645	2.22%	13.82%
2009	1.30%	447,701	13.65	6,111,118	2.85%	20.97%
2008	1.30%	450,589	11.28	5,082,652	2.41%	-30.47%
2007	1.30%	560,484	16.23	9,096,652	1.54%	5.73%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2011	1.30%	1,513,935	19.04	28,825,353	0.41%	-14.96%
2010	1.30%	1,678,257	22.39	37,576,224	0.76%	29.45%
2009	1.30%	1,842,173	17.30	31,869,522	1.91%	24.40%
2008	1.30%	2,032,625	13.91	28,273,700	1.06%	-38.41%
2007	1.30%	2,243,833	22.58	50,665,634	0.79%	-12.22%
Quality Bond Portfolio - Initial Shares (DQBP)
2011	1.30%	278,534	19.89	5,540,041	3.65%	5.64%
2010	1.30%	315,909	18.83	5,948,563	3.91%	6.97%
2009	1.30%	356,513	17.60	6,274,964	4.52%	13.46%
2008	1.30%	417,262	15.51	6,471,742	4.63%	-5.43%
2007	1.30%	495,980	16.40	8,134,080	5.09%	2.19%
Contrafund Portfolio - Service Class 2 (FC2)
2011	1.30%	369,430	10.70	3,938,408	0.79%	-4.05%
2010	1.30%	367,397	11.11 to 11.15	4,082,156	1.03%	15.41%
2009	1.30%	380,484	9.63 to 9.66	3,664,536	1.15%	33.71%
2008	1.30%	415,549	7.20 to 7.23	2,992,269	0.84%	-43.44%
2007	1.30%	385,075	12.73 to 12.78	4,902,349	1.00%	15.77%
Equity-Income Portfolio - Initial Class (FEIP)
2011	1.30%	1,513,759	28.34	42,900,288	2.40%	-0.34%
2010	1.30%	1,696,082	28.44	48,236,094	1.81%	13.65%
2009	1.30%	1,875,058	25.02	46,916,913	2.63%	28.52%
2008	1.30%	2,086,629	19.47	40,626,580	2.72%	-43.40%
2007	1.30%	2,350,913	34.40	80,871,282	1.81%	0.20%
High Income Portfolio - Initial Class (FHIP)
2011	1.30%	593,197	19.66	11,662,265	6.57%	2.68%
2010	1.30%	658,388	19.15	12,608,138	7.53%	12.34%
2009	1.30%	743,170	17.05	12,671,017	7.95%	42.09%
2008	1.30%	835,241	12.00	10,022,864	8.46%	-25.96%
2007	1.30%	935,417	16.20	15,153,799	8.01%	1.44%
Templeton Foreign Securities Fund - Class 1 (TIF)
2011	1.30%	698,307	23.13	16,151,836	1.91%	-11.61%
2010	1.30%	768,334	26.17	20,107,276	2.08%	7.26%
2009	1.30%	856,838	24.39	20,901,796	5.73%	35.56%
2008	1.30%	945,038	18.00	17,010,653	4.02%	-41.01%
2007	1.30%	1,054,802	30.51	32,181,989	2.17%	14.28%
						(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Portfolio - I Class Shares (AMBP)
2011	1.30%	412,530	$24.50	$10,107,171	0.29%	-1.92%
2010	1.30%	460,032	24.98 to 24.98	11,491,834	0.99%	17.28%
2009	1.30%	501,931	21.30	10,691,173	3.83%	20.87%
2008	1.30%	565,805	17.62	9,969,731	4.10%	-39.94%
2007	1.30%	604,146	29.34	17,725,681	1.15%	14.09%
Partners Portfolio - I Class Shares (AMTP)
2008	1.30%	106,353	5.77	613,657	1.08%	-53.01%
2007	1.30%	22,803	12.28	280,021	0.99%	7.91%
Real Return Portfolio - Administrative Class (PMVRRA)
2011	1.30%	166,439	13.95	2,323,472	2.02%	10.22%
2010	1.30%	120,971	12.66	1,531,493	1.43%	6.71%
2009	1.30%	109,739	11.86 to 11.87	1,302,602	3.02%	16.81% to 16.95%
2008	1.30%	112,800	10.15	1,144,920	3.56%	-8.23%
2007	1.30%	34,815	11.07	385,402	6.00%	9.28%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	1.30%	295,172	14.14	4,162,368	2.63%	2.26%
2010	1.30%	259,980	13.79 to 13.83	3,585,177	2.42%	6.71%
2009	1.30%	236,312	12.92 to 12.96	3,053,206	5.12%	12.55% to 12.64%
2008	1.30%	184,738	11.47 to 11.52	2,119,010	4.47%	3.39%
2007	1.30%	74,518	11.09 to 11.14	826,451	5.43%	7.32%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	1.30%	155,581	9.35	1,454,680	0.15%	-9.11%
2010	1.30%	179,236	10.29	1,844,320	0.77%	13.99%
2009	1.30%	198,489	9.02	1,791,122	0.87%	19.50%
2008	1.30%	230,205	7.55	1,738,052	0.00%	-43.24%
2007	1.30%	240,113	13.30	3,193,521	0.00%	10.55%
V.I. Global Health Care Fund - Series I (IVHS)
2011	1.30%	19,636	11.16	218,230	0.00%	2.60%
2010	1.30%	20,788	10.83 to 10.87	225,203	0.00%	3.92%
2009	1.30%	15,908	10.42 to 10.46	165,840	0.34%	26.01%
2008	1.30%	20,625	8.27 to 8.30	170,630	0.00%	-29.55%
2007	1.30%	30,772	11.73 to 11.79	361,057	0.00%	10.39%
V.I. Global Real Estate Fund - Series I (IVRE)
2011	1.30%	86,790	9.02	788,914	3.68%	-7.72%
2010	1.30%	77,016	9.78 to 9.85	758,600	4.84%	15.99%
2009	1.30%	83,877	8.43 to 8.49	712,109	0.00%	29.82%
2008	1.30%	83,683	6.49 to 6.54	547,281	5.32%	-45.37%
2007	1.30%	103,865	11.89 to 11.97	1,243,255	8.52%	-6.77%
V.I. International Growth Fund - Series I (AVIE)
2011	1.30%	112,106	16.53	1,853,111	1.50%	-7.95%
2010	1.30%	113,552	17.96	2,039,391	2.26%	11.40%
2009	1.30%	134,717	16.12	2,171,653	1.83%	33.48%
2008	1.30%	140,626	12.08	1,698,758	0.69%	-41.16%
2007	1.30%	111,709	20.52	2,292,270	0.43%	13.22%
Micro-Cap Portfolio - Investment Class (ROCMC)
2011	1.30%	136,595	10.98	1,497,099	2.27%	-13.24%
2010	1.30%	139,465	12.63 to 12.65	1,761,461	1.95%	28.27%
2009	1.30%	141,676	9.85 to 9.86	1,395,512	0.00%	55.99% to 56.10%
2008	1.30%	138,923	6.31 to 6.32	876,608	2.95%	-44.01%
2007	1.30%	110,927	11.28 to 11.29	1,251,283	2.22%	2.62%
Series D (Global Series) (SBLD)
2011	1.30%	43,547	8.50	370,150	0.00%	-16.91%
2010	1.30%	55,042	10.23	563,080	0.00%	14.17%
2009	1.30%	61,716	8.96	552,975	0.00%	18.21%
2008	1.30%	81,426	7.58	617,209	0.00%	-39.19%
2007	1.30%	77,458	12.46	965,127	0.00%	7.41%
Series J (Mid Cap Growth Series) (SBLJ)
2011	1.30%	46,685	8.85	413,162	0.00%	-5.55%
2010	1.30%	51,870	9.37	486,022	0.00%	22.48%
2009	1.30%	45,011	7.65	344,334	0.00%	42.19%
2008	1.30%	39,475	5.38	212,376	0.00%	-40.75%
2007	1.30%	29,261	9.08	265,690	0.00%	-11.67%
Series N (Managed Asset Allocation Series) (SBLN)
2011	1.30%	25,771	11.11	286,316	0.00%	-0.71%
2010	1.30%	28,617	11.19	320,224	0.00%	9.17%
2009	1.30%	36,928	10.25	378,540	0.00%	23.94%
2008	1.30%	36,644	8.27	303,046	0.00%	-28.15%
2007	1.30%	65,443	11.51	753,249	0.00%	4.73%
						(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Series O (All Cap Value Series) (SBLO)
2011	1.30%	189,213	$9.99	$ 1,890,238	0.00%	-5.58%
2010	1.30%	179,564	10.58	1,899,787	0.00%	15.13%
2009	1.30%	213,205	9.19	1,959,354	0.00%	31.29%
2008	1.30%	279,709	7.00	1,957,963	0.00%	-39.23%
2007	1.30%	121,957	11.52 to 11.56	1,404,966	0.00%	1.47%
Series P (High Yield Series) (SBLP)
2011	1.30%	57,586	14.12	813,114	0.00%	-1.33%
2010	1.30%	49,960	14.31	714,928	0.00%	13.93%
2009	1.30%	65,600	12.56	823,936	0.00%	70.42%
2008	1.30%	57,785	7.37	425,875	0.00%	-30.89%
2007	1.30%	65,313	10.66	696,237	0.00%	0.76%
Series Q (Small Cap Value Series) (SBLQ)
2011	1.30%	108,822	12.43	1,346,140	0.00%	-5.85%
2010	1.30%	112,351	13.14 to 13.20	1,476,319	0.00%	20.30%
2009	1.30%	123,810	10.92 to 10.97	1,352,238	0.00%	53.80% to 53.91%
2008	1.30%	137,935	7.10 to 7.13	979,407	0.00%	-39.39%
2007	1.30%	92,999	11.71 to 11.76	1,089,029	0.00%	8.81%
Series V (Mid Cap Value Series) (SBLV)
2011	1.30%	292,162	11.51	3,351,109	0.00%	-8.69%
2010	1.30%	307,847	12.57 to 12.61	3,869,647	0.00%	16.27%
2009	1.30%	301,666	10.81 to 10.84	3,261,019	0.00%	42.05% to 42.06%
2008	1.30%	286,630	7.61 to 7.63	2,181,261	0.00%	-29.40%
2007	1.30%	335,513	10.78 to 10.81	3,616,835	0.00%	0.53%
Series X (Small Cap Growth Series) (SBLX)
2011	1.30%	42,202	9.32	391,724	0.00%	-3.23%
2010	1.30%	37,695	9.59	361,495	0.00%	28.38%
2009	1.30%	42,126	7.47	314,681	0.00%	33.39%
2008	1.30%	56,389	5.60	315,778	0.00%	-47.91%
2007	1.30%	22,946	10.74	246,440	0.00%	4.17%
Series Y (Select 25 Series) (SBLY)
2011	1.30%	5,971	8.90	53,142	0.00%	-5.62%
2010	1.30%	5,485	9.43	51,724	0.00%	15.14%
2009	1.30%	6,147	8.19	50,345	0.00%	31.46%
2008	1.30%	2,051	6.23	12,778	0.00%	-37.89%
2007	1.30%	1,884	10.02	18,878	0.00%	-7.48%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2009	1.30%	1	27.48	24	0.00%	45.82%
2008	1.30%	908,965	18.84	17,124,938	2.54%	-40.88%
2007	1.30%	1,007,744	31.87	32,116,823	0.62%	5.24%
2011	Reserves for annuity contracts in payout phase:			85,941
2011	Contract owners equity:			$343,644,141
2010	Reserves for annuity contracts in payout phase:			121,951
2010	Contract owners equity:			$399,805,531
2009	Reserves for annuity contracts in payout phase:			150,511
2009	Contract owners equity:			$389,631,848
2008	Reserves for annuity contracts in payout phase:			172,591
2008	Contract owners equity:			$344,378,872
2007	Reserves for annuity contracts in payout phase:			329,169
2007	Contract owners equity:			$595,938,388

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.